June 25, 1997



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     Re:  Rule 24f-2 Notice for Prudential Municipal Bond Fund
          (File No. 811-4930)

     On behalf of Prudential Municipal Bond Fund, enclosed for filing under the Investment Company Act of 1940 are:

     (1)  One copy of the Rule 24f-2 Notice; and

     (2)  Opinion of counsel to the Fund.

     These documents have been filed using the EDGAR system.

     Please acknowledge receipt of this filing by stamping a copy of this letter and returning it in the enclosed self-addressed postage paid envelope.

                                   Very truly yours,




                                   /s/ Deborah A. Docs
                                   Deborah A. Docs
                                   Assistant Secretary

MM/ln
Enclosures










            U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1. Name and address of issuer: Prudential Municipal Bond Fund, Gateway Center Three, Newark, New Jersey 07102.

     2.   Name of each series or class of funds for which this  notice is filed:
          The Fund is comprised of three series: the High Yield Series, the Insured Series and the Intermediate Series. Each series offers three classes of shares designated Class A, Class B, Class C and Class Z.

     3.   Investment Company Act File Number: 811-4930.
          Securities Act File Number: 33-10649.

     4.   Last  day  of fiscal year for which this notice is filed:   April  30,
          1997.

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [ ]
     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 10,535,992/$115,237,570

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 10,535,992/$115,237,570

     9. Number and aggregate sale price of securities sold during the fiscal year: 29,520,076/$323,161,634

   10.    Number  and aggregate sale price of securities sold during  the fiscal
          year   in   reliance  upon  registration  pursuant  to   rule   24f-2:
          29,520,076/$323,161,634


    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

    12.   Calculation of registration fee:

        (i)   Aggregate sale price of securities
              sold during the fiscal year in
              reliance on rule 24f-2 (from item 10):  $323,161,634
        (ii)  Aggregate price of shares issued in
              connection with dividend reinvestment
              plans (from item 11, if applicable):  +$47,193,704
        (iii) Aggregate price of shares redeemed or
              repurchased during the fiscal year
              (if applicable):                       -$485,592,908
        (iv)  Aggregate price of shares redeemed or
              repurchased and previously applied
              as a reduction to filing fees
              pursuant to rule 24e-2
              (if applicable):                         +   0
         (v)  Net aggregate price of securities
              sold and issued during the fiscal
              year in reliance of rule 24f-2
              [line (i), plus line (ii), less
              line (iii), plus line (iv)]
              (if applicable):                      -$115,237,570
        (vi)  Multiplier prescribed by section
              6(b) of the Securities Act of 1933
              or other applicable law or regulation
              (see instruction C.6):                   x1/2900
       (vii)  Fee due [line (i) or line (v)
              multiplied by line (vi)]:                $   0

Instructions:  Issuers  should complete lines (ii), (iii), (iv) and (v) only  if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

      13.     Check   box  if  fees  are  being  remitted  to  the  Commission's
lockbox  depository as described in section 3a of the               Commission's
Rules of Informal and Other Procedures                (17 CFR 202.3a).
                                              [ ]

            Date   of   mailing  or  wire  transfer  of  filing  fees   to   the
Commission's lockbox depository: N/A


                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                               /s/       S.      Jane       Rose
By (S. Jane Rose, Secretary)

 Date June 25, 1997